THE NORTHSTAR INTERNATIONAL VALUE FUND
                          Prospectus Supplement dated
                      August 1, 1997 to Prospectus dated
                                 April 30, 1997

The following information supplements or replaces the information contained in section of the Fund's prospectus entitled "Northstar International Value Fund on pages 4 and 5":

NORTHSTAR                                    Registrant
INTERNATIONAL                                Northstar Trust
VALUE FUND                                   Portfolio manager
                                             Charles Brandes, Jeff Busby
OBJECTIVE
This fund's investment
objective is long-term
capital appreciation.

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INVESTMENT
STRATEGY
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The fund invests primarily in foreign companies with a market capitalization of greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalization.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced well below their long-term value. This gives the fund both a possible margin of safety against price declines and an opportunity for profit.

HOLDINGS
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The fund holds common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities. It may also invset in other higher-risk securities and engage in other investment practices. These are described on page 20.

Under normal circumstances, it will invest 65% of its total assets in securities of companies located in at least three countries other than the U.S., located in Western Europe, North and South America, Australia, Asia and other nations. Up to 25% of its assets may be invested in securities of issuers located in countries with emerging markets.

RISKS
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Because it invest in equities, the fund is affected by changes in the stock market. It is also subject to the risks associated with investing in smaller companies, foreign securities and emerging markets. Please refer to the section beginning on page 20, THE RISKS OF INVESTING IN MUTUAL FUNDS.

WHAT YOU PAY
TO INVEST
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There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund.

Fees you pay directly
                                        Class A    Class B  Class C
---------------------------------------------------------------------

Maximum sales charge on your initial
investment (as a % of offering price)  %  4.75       none      none

Maximum deferred sales charge          %  none(1)    5.00(2)   1.00(2)

Operating expenses paid each year by the fund
(as a % of average net assets)
                                        Class A    Class B   Class B
---------------------------------------------------------------------
Management fee                         %  1.00       1.00      1.00
12b-1 fee(3)                           %  0.30       1.00      1.00
Other expenses(4)                      %  0.52       0.50      0.50
Total fund operating expenses
after reimbursement                    %  1.82(5)    2.50      2.50

Example
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example--actual expenses and performance may vary.

                                  Year 1     Year 3  Year 5   Year 10
---------------------------------------------------------------------
Class A
with redemption                 $   65        102     141       251

Class B
with redemption                 $   75        108     153       267(5)
without redemption              $   25         78     133       267(6)

Class C
with redemption                 $   35         78     133       284
without redemption              $   25         78     133       284


(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 11 for details.

(2) This charge decreases over time. Please see page 11 for details.

(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

(4)These figures are after the adviser reimbursed certain expenses. Before reimbursements, other expenses would have been 1.27% for Class A and 1.28% for Class C. Total fund operating expenses would have been 2.57% for Class A and 3.28% for Class C.

(5) Effective April 18, 1997, the expense limitation is 1.80%.

(6) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

                          The following chart shows the        The fund's performance is also
HOW THE   (Drawing of     fund's financial performance by      reported in national newspapers
FUND HAS   money appears  share class.(1) These figures are    under these trading symbols:             NORTHSTAR
PERFORMED  here.)         unaudited.                           IntValA or IntValC.                  INTERNATIONAL
                                                                                                       VALUE FUND



                                                               Class A                                      Class C
                                                     Six months       Year Ended     Class B       Six months      Year Ended
                                                       ended          October 31,   April 18-30,     ended         October 31,
                                                   April 30,1997    1996   1995(1)    1997(3)    April 30, 1997   1996   1995(1)
Operating performance(2)
Net asset value at the beginning of the period        $  9.05       8.10     7.64      10.00          8.93         8.05    7.61
Net investment income (loss)                          $ (0.10)      0.14     0.09       0.01         (0.05)        0.05    0.06
Net realized and unrealized gain on investments       $  1.47       0.84     0.37       0.06          1.39         0.86    0.38
Total from investment operations                      $  1.37       0.98     0.46       0.07          1.34         0.91    0.44
Dividends from net investment income                  $ (0.14)     (0.03)      --         --         (0.04)       (0.03)     --
Dividends from net realized gain on investments sold  $ (0.22)        --       --         --         (0.17)          --      --
Total distributions                                   $ (0.36)     (0.03)      --         --         (0.21)       (0.03)     --
Net asset value at the end of the period              $ 10.06       9.05     8.10      10.07         10.06         8.93    8.05
Total investment return (4)                           % 15.70      12.15     6.08       0.70         14.82        12.79    5.76

Ratios and supplemental data(2)
Net assets at the end of the period ($000s)           $20,918     16,777    5,188        760        22,319       14,530   5,749
Ratio of expenses to average net assets               %  1.82(5)    1.85     1.85(5)    2.50(5)       2.50(5)      2.50    2.50(5)
Ratio of expense reimbursement to average net assets  %  0.75(5)    0.97     6.08(5)      --          0.78(5)      1.21    6.08(5)
Ratio of net investment income to average net assets  %  1.27(5)    1.52     1.67(5)   13.46(5)      (0.33)(5)     0.62    1.13(5)
Average commissions per share                         $0.0191     0.0314       --     0.0191        0.0191       0.0314      --
Portfolio turnover rate                               %    10         74       --         10            10           74      --

(1) The mutual fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. At the close of business on April 18, 1997 (the "Closing"), the Northstar International Value Fund ("International Value Fund") acquired the net assets of the Brandes International Fund, pursuant to an Agreement of Reorganization dated February 4, 1997. In accordance with the agreement, the International Value Fund, at the closing, issued 4,152,725 shares of the International Value Fund having an aggregate value of $41,569,860 which included unrealized appreciation on investments of $4,321,823 as a result, the International Value Fund issued 1.637 shares for each Brandes International Fund Class A share and 1.643 shares for each Brandes International Fund Class C share. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Directly after the merger the combined net assets in the International Value Fund were $41,569,860 with a net asset value of $10.00 for Class A and Class C shares. On
    April 21, 1997, the Brandes International Fund was reorganized as the Northstar International Value Fund.
(2) Unaudited.
(3) Class B commenced operations on April 18, 1997.
(4) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(5) Annualized.

                          (Telephone appears here)
                          If you have any questions, please call 1-800-595-7827.
                                International Value Fund                     5

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The following information supplements or replaces the information contained in the section of the Fund's prospectus entitled "Meet the portfolio managers:
Performance profile: Brandes Investment Partners" on pages 7 and 8:

MEET THE
PORTFOLIO
MANAGERS


PERFORMANCE
PROFILE:

Brandes
Investment Partners

The charts below illustrate the average annual return and the cumulative total return since inception for the Northstar International Value Fund. The fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. It was reorganized on April 21, 1997 as the Northstar International Value Fund, a series of the Northstar Trust.

These figures reflect changes in the share prices and reinvestment of dividends and distributions, and are after deduction of all fees and expenses. Included for comparison are performance figures of the Morgan Stanley Capital International ("MSCI") EAFE Index, an unmanaged index of securities listed on exchanges in markets in Europe, Australia and the Far East. It has been adjusted to reflect reinvestment of dividends. The results presented below may not equate with the return experienced by any shareholder as a result of timing of investments and the effects of taxes on any shareholder.

                                                    Northstar            MSCI
                                                International            EAFE
                                               Value Fund (%)       Index (%)
One year, ended June 30, 1997                           29.62           12.84
Cumulative total return since March 6, 1995             53.27           32.71

graph appears here with the following plot points:

                                                          UNIT VALUE
                                                  1995           1996                    1997
Northstar International Value Fund  1.00 1.02 1.05 1.06 1.06 1.10 1.09 1.09 1.06 1.09 1.12 1.15 1.14 1.13
MSCI EAFE Index                     1.00 1.03 1.07 1.06 1.04 1.10 1.06 1.08 1.05 1.08 1.13 1.13 1.13 1.16


Northstar International Value Fund  1.17 1.18 1.14 1.16 1.19 1.19 1.27 1.29 1.33 1.33 1.38 1.37 1.44 1.53
MSCI EAFE Index                     1.17 1.18 1.14 1.14 1.17 1.16 1.21 1.19 1.15 1.17 1.17 1.18 1.26 1.33

7

                                                                 MEET THE
                                                                PORTFOLIO
                                                                 MANAGERS

PERFORMANCE
PROFILE:

Brandes
Investment Partners

These figures demonstrate the historical tract record of Brandes Investment Partners, L.P. The figures have been provided by Brandes Investment Partners, L.P. and have not been verified or audited. They do not indicate how the Northstar International Value Fund or Brandes Investment Partners, L.P. will perform in the future.

(a) The first annual returns presented (right) were calculated on a time-weighed, total return basis, including reinvestments of all dividends, interest and income on a cash basis, realized and unrealized gain or losses and are net of applicable investment advisory fees, brokerage commissions, custodial fees and execution costs and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The Brandes composite results include all actual, fee-paying, fully discretionary international equity accounts under management for at least one month beginning July 1, 1990 having substantially similar investment objectives, policies, techniques and restrictions to those of the Northstar International Value
Fund. The weighed-average management fee during the period from July 1, 1990 through December 31, 1996 was 0.96% per year. Securities transactions are accounted for on the trade date and cash accounting is utilized. Cash and equivalents are included in performance results. Starting with calendar year 1992 through calendar year 1995, the net annual total returns for the Brandes composite have been examined by a Big Six accounting firm in accordance with AIMR Level II verification standards. The examination of net annual total returns for calendar year 1996 has not yet been completed. Copies of their reports and a complete list and description of Brandes' composites are available on request. Brandes has prepared the performance data in compliance with the Performance Presentation
Standards of the Association for Investment Management and Research (AIMR-PPS(TM)). AIMR did not prepare or review this data.

The charts below show the past performance of Brandes Investment Partners, L.P. in managing accounts with investment objectives, policies, techniques and restrictions substantially similar, though not identical to those of the Northstar International Value Fund. The charts show average annual returns for a composite of the actual performance of all international equity accounts managed by Brandes Investment Partners from 1990 until the present.

The accounts were not subject to the same types of expenses as the fund or the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which may have adversely affected performance results. Included for comparison purposes are performance figures of the MSCI EAFE Index. The results presented below may not equate with the return experienced by any particular account as a result of timing of investments and the effect of taxes on any client.

                                     Brandes International         MSCI
                                      Equity Composite             EAFE
                                                      (%)(a)     Index(%)
  One year, ended June 30, 1997                 30.50             12.84
  Three years, ended June 30, 1997              17.07              9.12
  Five years, ended June 30, 1997               15.63             12.83
  Average annual return
  since July 1, 1990                            17.79              7.01

               graph appears here with the following plot points:


                                                                 UNIT VALUE
                                       1990 1991 1992 1993 1994 1995 1996 1997
Brandes International Equity Composite  0.98 0.99 1.10 1.13 1.26 1.38 1.43 1.52 1.47 1.47 1.58 1.65 1.8
MSCI EAFE Index                         0.79 0.87 0.94 0.88 0.96 0.98 0.86 0.88 0.89 0.93 1.04 1.14 1.2

Brandes International Equity Composite  2.01 2.13 2.20 2.29 2.31 2.41 2.44 2.65 2.81 3.15
MSCI EAFE Index                         1.35 1.36 1.41 1.47 1.51 1.54 1.54 1.56 1.54 1.74

      (telephone graphic) If you have any questions, please call 1-800-595-7627
                                                                         8

The following information supplements the information contained in the section of the Fund's prospectus entitled "Your guide to buying, selling and exchanging shares of Northstar funds: Front end sales charges: Ways to reduce front-end sales charges" on page 10:

4. You may not have to pay front-end sales charges or a CDSC if you are:

o beneficiares of life insurance contracts with ReliaStar Life Insurance Company (ReliaStar) or any ReliaStar affiliated life insurance company to the extent they invest payments made to them under the contracts in one or more Northstar Funds within sixty days of payment under the contracts.

                         ----------------------

             THIS SUPPLEMENT SUPERSEDES ALL PRECEDING SUPPLEMENTS.

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